UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September30, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	November 14, 2011

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  140

Form 13F Information Table Value Total: $3,923,642

List of Other Included Managers:  None

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                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Bank of America	        7.25%CNV PFD L	060505682	 2,498 		 3,265 		Sole		3,265
Cumulus Media Inc	CL A	        231082108	 333 		 117,322 			Sole		117,322
Durect Corporation	COM	        266605104	 1,425 		 884,940 			Sole		884,940
Emmis Comm. Corp.	PFD CV SER A	291525202	 3,724 		 289,133 			Sole		289,133
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 83,262 	 642,330 			Sole		642,330
Hologic Inc	        COM	        436440101	 529 		 34,800 			Sole		34,800
International Game Tech	COM	        459902102	 654 		 45,000 			Sole		45,000
NuVasive, Inc	        COM	        670704105	 203 		 11,900 			Sole		11,900
Stanley Black & Decker	UNIT 99/99/9999	854502309	 113,546 	 1,105,068 			Sole		1,105,068
Teva Pharm	        ADR	        881624209	 4,966 		 133,423 			Sole		133,423
Wells Fargo & Co        PERP PFD CNV A	949746804	 21,053 	 20,400 			Sole		20,400
FiberTower Corp	        COM NEW	        31567R209	 1,339 		 1,412,435 			Sole		1,412,435
Fly Leasing	        SPONSORED ADR	34407D109	 251 		 22,097 			Sole		22,097
Iridium Comm. Inc.	COM	        46269C102	 264 		 42,592 			Sole		42,592
New York Comm Bancorp 	UNIT 99/99/9999	64944P307	 38,939 	 875,032 			Sole		875,032
ProShares UltraShort	PSHS ULTSH 20YR	74347R297	 1,166 		 60,000 			Sole		60,000
Radio One, Inc	        CL D NON VTG	75040P405	 1,190 		 1,000,000 			Sole		1,000,000
Aspen Insurance Hold	PFD PRP INC EQ	G05384113	 16,754 	 337,620 			Sole		337,620
Ford Motor Co	        W EXP 01/01/201	345370134	 6,299 		 2,850,240 			Sole		2,850,240
Iridium Communications 	W EXP 02/14/201	46269C110	 536 		 316,900 			Sole		316,900
Owens Corning	        W EXP 10/31/201	690742127	 37 		 29,434 			Sole		29,434
General Motors Corp	W EXP 07/10/201	37045V118	 2,348 		 201,732 			Sole		201,732
JP Morgan Chase & Co.	W EXP 10/28/201	46634E114	 2,076 		 223,039 			Sole		223,039
Bank of America	        W EXP 01/16/201	060505146	 282 		 103,900 			Sole		103,900
General Motors Corp	W EXP 07/10/201	37045V126	 1,623 		 204,724 			Sole		204,724
Zions Bancorporation	W EXP 05/22/202	989701115	 231 		 96,190 			Sole		96,190
American Int'l Group	W EXP 01/19/202	026874156	 4,668 		 762,759 			Sole		762,759
AAR Corp                NOTE 1.750% 2/0	000361AH8	 9,222 		 9,398,000 			Sole		9,398,000
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 8,848 		 7,909,000 			Sole		7,909,000
AMR Corporation	        NOTE 6.250%10/1	001765BC9	 11,051 	 18,595,000 			Sole
Actuant Corp	        SDCV 2.672%11/1	00508XAB0	 2,200 		 2,000,000 			Sole
Affiliated Mngrs Groupc	NOTE 3.950% 8/1	008252AL2	 40,778 	 38,515,000 			Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 2,706 		 1,650,000 			Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 77,581 	 63,942,000 			Sole
Alliance Data Systems 	NOTE 4.750% 5/1	018581AC2	 3,976 		 1,942,000 			Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 88,108 	 69,445,000 			Sole
Alliant Techsystems	NOTE 3.000% 8/1	018804AK0	 21,249 	 21,000,000 			Sole
Johnson & Johnson       SDCV 7/2	02261WAB5	 147,218 	 162,331,000 			Sole
Annaly Mortgage Mngmt	NOTE 4.000% 2/1	035710AA0	 2,725 		 2,384,000 			Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 141,665 	 134,280,000 			Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	039483AW2	 10,172 	 10,200,000 			Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 2,184 		 1,178,000 			Sole
Cemex S.A.	        NOTE 4.875% 3/1	151290AV5	 4,325 		 9,130,000 			Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 7,062 		 10,310,000 			Sole
Central European Media	NOTE 5.000%11/1	153443AH9	 6,874 		 9,820,000 			Sole
Cephalon Inc	        NOTE 2.000% 6/0	156708AP4	 3,379 		 1,920,000 			Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 2,134 		 2,175,000 			Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 26,096 	 26,227,000 			Sole
Cheniere Energy	        NOTE 2.250% 8/0	16411RAE9	 10,643 	 13,140,000 			Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 61,128 	 64,176,000 			Sole
China Medical Tech      NOTE 4.000% 8/1	169483AC8	 12,822 	 19,575,000 			Sole
China Medical Tech	NOTE 6.250%12/1	169483AE4	 18,842 	 35,720,000 			Sole
United Continental Hld	NOTE 4.500% 1/1	210795PU8	 20,565 	 16,370,000 			Sole
Covanta Holding Corp	NOTE 3.250% 6/0	22282EAC6	 6,684 		 6,118,000 			Sole
Danaher Corporation	NOTE 1/2	235851AF9	 62,558 	 51,315,000 			Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	247907AD0	 9,607 		 11,042,000 			Sole
Dendreon Corp	        NOTE 2.875% 1/1	24823QAC1	 5,011 		 6,935,000 			Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 107,737 	 73,856,000 			Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 17,871 	 29,236,000 			Sole
EMC Corp                NOTE 1.750%12/0	268648AK8	 2,542 		 1,942,000 			Sole
EMC Corp                NOTE 1.750%12/0	268648AM4	 63,262 	 44,873,000 			Sole
Eastman Kodak	        NOTE 7.000% 4/0	277461BJ7	 7,634 		 29,360,000 			Sole
Endo Pharma Holdings 	NOTE 1.750% 4/1	29264FAB2	 2,201 		 1,950,000 			Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 8,143 		 16,790,000 			Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 65,094 	 58,250,000 			Sole
Exide Technologies	FRNT 9/1	302051AL1	 383 		 450,000 			Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 84,007 	 92,063,000 			Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4	 2,158 		 4,110,000 			Sole
Genco Shipping Trading 	NOTE 5.000% 8/1	36869MAA3	 27,121 	 39,592,000 			Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	375558AH6	 153,925 	 134,432,000 			Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 7,953 		 9,640,000 			Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 7,009 		 11,398,000 			Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 142,879 	 114,532,000 			Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 1,864 		 1,906,000 			Sole
Greenbrier Companies	NOTE 2.375% 5/1	393657AD3	 684 		 720,000 			Sole
Hawaiian Holdings, Inc.	NOTE 5.000% 3/1	419879AD3	 12,608 	 14,435,000 			Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 13,812 	 20,017,000 			Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 2,838 		 2,185,000 			Sole
Hutchinson Technology 	NOTE 8.500% 1/1	448407AG1	 13,659 	 19,868,000 			Sole
iStar Financial         FRNT 10/0	45031UBF7	 6,582 		 7,480,000 			Sole
Icahn Enterprises LP	FRNT 8/1	451102AB3	 4,425 		 4,720,000 			Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 2,816 		 1,505,000 			Sole
Int'l Game Technology	NOTE 3.250% 5/0	459902AQ5	 145,277 	 126,603,000 			Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 74,619 	 69,458,000 			Sole
InterOil Corporation	NOTE 2.750%11/1	460951AC0	 1,608 		 2,000,000 			Sole
Life Technologies	NOTE 1.500% 2/1	46185RAK6	 51,454 	 50,945,000 			Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 21,277 	 21,739,000 			Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 15,316 	 16,705,000 			Sole
K-V Pharmaceutical	NOTE 2.500% 5/1	482740AC1	 1,106 		 4,705,000 			Sole
Level 3 Comm, Inc	NOTE 15.000% 1/1 52729NBM1	 2,545 		 2,000,000 			Sole
Level 3 Comm, Inc	NOTE 7.000% 3/1	52729NBP4	 57,406 	 48,190,000 			Sole
Level 3 Comm, Inc	NOTE 6.500%10/0	52729NBR0	 2,629 		 1,850,000 			Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 735 		 1,340,000 			Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 127,286 	 165,306,000 			Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 84,340 	 78,047,000 			Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,123 		 2,092,000 			Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 2,043 		 2,295,000 			Sole
MF Global Ltd	        NOTE 3.375% 8/0	55277JAB4	 35,385 	 45,365,000 			Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 2,337 		 2,304,000 			Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 45,308 	 42,893,000 			Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 8,068 		 10,714,000 			Sole
Mylan, Inc	        NOTE 3.750% 9/1	628530AJ6	 2,818 		 1,942,000 			Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 2,218 		 5,070,000 			Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,177 		 1,921,000 			Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 20,008 	 20,057,000 			Sole
NetApp, Inc	        NOT4E 1.750% 6/0 64110DAB0	 58,982 	 48,570,000 			Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 127,156 	 86,796,000 			Sole
Newpark Resources, Inc.	NOTE 4.000%10/0	651718AC2	 1,539 		 1,650,000 			Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 31,577 	 28,320,000 			Sole
NovaGold Resources Inc.	NOTE 5.500% 5/0	66987EAA5	 2,498 		 2,500,000 			Sole
Old Republic Int'l	NOTE 8.000% 5/1	680223AF1	 63,628 	 61,812,000 			Sole
Omnicom Group	        NOTE 7/0	682134AA9	 85,829 	 82,827,000 			Sole
Onyx Pharmaceuticals	NOTE 4.000% 8/1	683399AB5	 760 		 680,000 			Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 16,728 	 17,632,000 			Sole
PMI Group, Inc	        NOTE 4.500% 4/1	69344MAK7	 743 		 2,360,000 			Sole
Powerwave Technologies	NOTE 3.875%10/0	739363AF6	 10,906 	 13,300,000 			Sole
Prologis, Inc	        NOTE 3.250% 3/1	74340XAT8	 24,349 	 24,595,000 			Sole
Providence Service Corp	NOTE 6.500% 5/1	743815AB8	 7,524 		 7,600,000 			Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 43,572 	 38,991,000 			Sole
Rentech, Inc	        NOTE 4.000% 4/1	760112AA0	 10,717 	 13,070,000 			Sole
Rite Aid Corp 	        NOTE 8.500% 5/1	767754BU7	 21,013 	 23,219,000 			Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 2,506 		 1,942,000 			Sole
SBA Communications Corp	NOTE 1.875% 5/0	78388JAN6	 14,006 	 13,500,000 			Sole
Safeguard Scientifics	DBCV 10.125% 3/1 786449AH1	 3,848 		 3,030,000 			Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 26,808 	 29,622,000 			Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 59,408 	 53,400,000 			Sole
Stanley Black & Decker  FRNT 5/1	854616AM1	 74,496 	 72,275,000 			Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 45,089 	 44,041,000 			Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 109,844 	 130,185,000 			Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 90,884 	 79,375,000 			Sole
THQ Inc	                NOTE 5.000% 8/1	872443AB2	 12,255 	 14,126,000 			Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 18,835 	 17,240,000 			Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 126,969 	 123,271,000 			Sole
Textron Inc	        NOTE 4.500% 5/0	883203BN0	 53,176 	 34,940,000 			Sole
Time Warner Telecom	DBCV 2.375% 4/0	887319AC5	 2,211 		 2,022,000 			Sole
Tyson Foods, Inc        NOTE 3.250%10/1	902494AP8	 40,319 	 33,460,000 			Sole
USEC Inc                NOTE 3.000%10/0	90333EAC2	 3,437 		 6,500,000 			Sole
United Rentals Inc	NOTE 4.000%11/1	911363AL3	 3,258 		 1,942,000 			Sole
United States Steel	NOTE 4.000% 5/1	912909AE8	 6,401 		 6,150,000 			Sole
Xilinx, Inc	        NOTE 2.625% 6/1	983919AF8	 117,472 	 102,820,000 			Sole
			                                3,923,642
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